LEASES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Operating lease expense	$ 44,889	$ 45,436
Office Leases [Member]
Property, Plant and Equipment [Line Items]
operating leases year	12 months